BORROWINGS - Composition of non-recourse borrowings (Details) $ in Millions	Dec. 31, 2023 USD ($) year	Dec. 31, 2022 USD ($) year	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Less: Unamortized financing fees	$ (145)	$ (65)
Less: Current portion	(1,891)	(1,299)
Non-recourse borrowings	$ 16,243	12,847
Associates And Parent
Disclosure of detailed information about borrowings [line items]
Carrying value		$ 15
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	7.30%	6.70%
Term (years) | year	9	9
Carrying value	$ 16,217	$ 13,780
Estimated fair value	16,243	12,847
Add: Unamortized premiums	(77)	17	$ 55
Less: Unamortized financing fees	(68)	(82)
Less: Current portion	(1,891)	(1,299)
Non-recourse borrowings	14,181	$ 12,416
Total borrowings	16,217
Non-recourse borrowings | 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,891
Non-recourse borrowings | 2025
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,384
Non-recourse borrowings | 2026
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,985
Non-recourse borrowings | 2027
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,209
Non-recourse borrowings | 2028
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,785
Non-recourse borrowings | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 7,963
Non-recourse borrowings | Hydroelectric
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	8.90%	8.20%
Term (years) | year	7	7
Carrying value	$ 7,413	$ 6,612
Estimated fair value	7,451	$ 5,945
Total borrowings	7,413
Non-recourse borrowings | Hydroelectric | 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings	617
Non-recourse borrowings | Hydroelectric | 2025
Disclosure of detailed information about borrowings [line items]
Total borrowings	561
Non-recourse borrowings | Hydroelectric | 2026
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,489
Non-recourse borrowings | Hydroelectric | 2027
Disclosure of detailed information about borrowings [line items]
Total borrowings	629
Non-recourse borrowings | Hydroelectric | 2028
Disclosure of detailed information about borrowings [line items]
Total borrowings	544
Non-recourse borrowings | Hydroelectric | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 3,573
Non-recourse borrowings | Wind
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	6.20%	5.20%
Term (years) | year	7	8
Carrying value	$ 3,260	$ 2,331
Estimated fair value	3,249	$ 2,230
Total borrowings	3,260
Non-recourse borrowings | Wind | 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings	719
Non-recourse borrowings | Wind | 2025
Disclosure of detailed information about borrowings [line items]
Total borrowings	378
Non-recourse borrowings | Wind | 2026
Disclosure of detailed information about borrowings [line items]
Total borrowings	217
Non-recourse borrowings | Wind | 2027
Disclosure of detailed information about borrowings [line items]
Total borrowings	241
Non-recourse borrowings | Wind | 2028
Disclosure of detailed information about borrowings [line items]
Total borrowings	486
Non-recourse borrowings | Wind | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 1,219
Non-recourse borrowings | Utility-scale solar
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	6.00%	5.50%
Term (years) | year	12	13
Carrying value	$ 4,808	$ 4,041
Estimated fair value	4,820	$ 3,926
Total borrowings	4,808
Non-recourse borrowings | Utility-scale solar | 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings	514
Non-recourse borrowings | Utility-scale solar | 2025
Disclosure of detailed information about borrowings [line items]
Total borrowings	407
Non-recourse borrowings | Utility-scale solar | 2026
Disclosure of detailed information about borrowings [line items]
Total borrowings	245
Non-recourse borrowings | Utility-scale solar | 2027
Disclosure of detailed information about borrowings [line items]
Total borrowings	290
Non-recourse borrowings | Utility-scale solar | 2028
Disclosure of detailed information about borrowings [line items]
Total borrowings	606
Non-recourse borrowings | Utility-scale solar | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 2,746
Non-recourse borrowings | distributed energy & sustainable solutions
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.30%	5.10%
Term (years) | year	10	11
Carrying value	$ 736	$ 796
Estimated fair value	723	746
Total borrowings	736
Non-recourse borrowings | distributed energy & sustainable solutions | 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings	41
Non-recourse borrowings | distributed energy & sustainable solutions | 2025
Disclosure of detailed information about borrowings [line items]
Total borrowings	38
Non-recourse borrowings | distributed energy & sustainable solutions | 2026
Disclosure of detailed information about borrowings [line items]
Total borrowings	34
Non-recourse borrowings | distributed energy & sustainable solutions | 2027
Disclosure of detailed information about borrowings [line items]
Total borrowings	49
Non-recourse borrowings | distributed energy & sustainable solutions | 2028
Disclosure of detailed information about borrowings [line items]
Total borrowings	149
Non-recourse borrowings | distributed energy & sustainable solutions | Thereafter
Disclosure of detailed information about borrowings [line items]
Total borrowings	425
Subscription facility
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 149	$ 1